Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies
Schedule of future minimum lease payments commitments

		Less than One	One to	Three to	More than
Operating lease commitments	Total	Year	Three Years	Five Years	Five Years

	(In US$ thousands)
As of December 31, 2023	$68,163	$13,374	$24,185	$5,576	$25,028

Schedule of purchase commitments

		Less than One	One to	Three to	More than
Purchase commitments	Total	Year	Three Years	Five Years	Five Years

	(In US$ thousands)
As of December 31, 2023	$705,536	$687,853	$15,622	$1,988	$73

Schedule of other commitments

		Less than One	One to	Three to	More than
Other commitments	Total	Year	Three Years	Five Years	Five Years

	(In US$ thousands)
2024 Senior Notes	$828,000	$828,000	$—	$—	$—
2030 Senior Notes	927,188	25,313	50,625	50,625	800,625
2030 Convertible Notes	361,746	4,538	9,075	9,075	339,058
2027 Loans	1,002,698	53,650	107,301	841,747	—
Total	$3,119,632	$911,501	$167,001	$901,447	$1,139,683